Description of business and basis of preparation of the consolidated financial statements - Subsidiaries (Details)	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Jun. 30, 2017
Telecom USA
Description of business and basis of preparation of the consolidated financial statements
Percentage of capital stock owned and voting rights		100.00%
Micro Sistemas
Description of business and basis of preparation of the consolidated financial statements
Percentage of capital stock owned and voting rights		100.00%
Personal
Description of business and basis of preparation of the consolidated financial statements
Percentage of capital stock owned and voting rights	100.00%
Nucleo
Description of business and basis of preparation of the consolidated financial statements
Percentage of capital stock owned and voting rights		67.50%
Percentage of ownership interest held by a noncontrolling interest		32.50%
Nucleo | Tuves Paraguay
Description of business and basis of preparation of the consolidated financial statements
Acquisition percentage			70.00%
Personal Envios
Description of business and basis of preparation of the consolidated financial statements
Percentage of capital stock owned and voting rights		67.50%
Percentage of ownership interest held by a noncontrolling interest		32.50%
Tuves Paraguay
Description of business and basis of preparation of the consolidated financial statements
Percentage of capital stock owned and voting rights		47.25%
Tuves Paraguay | ABC Telecomunicaciones
Description of business and basis of preparation of the consolidated financial statements
Percentage of ownership interest held by a noncontrolling interest		22.75%
Tuves Paraguay | TU VES S.A. (Chile)
Description of business and basis of preparation of the consolidated financial statements
Percentage of ownership interest held by a noncontrolling interest		30.00%